Restatement (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gains from non-monetary and cash refunds on recalled infusion pumps		$ 5,800,000		$ 9,700,000	$ 15,800,000	$ 5,300,000
Adjustment to deferred taxes recorded in connection with a 2011 acquisition and the corresponding impact on the goodwill and valuation allowance balances				1,000,000	1,000,000
Revenue
Medical equipment outsourcing	74,134,000	69,002,000	226,599,000	205,159,000	275,910,000	245,145,000	232,623,000
Technical and professional services	20,066,000	13,852,000	62,545,000	36,083,000	54,058,000	44,426,000	42,395,000
Medical equipment sales and remarketing	7,619,000	6,490,000	23,250,000	17,972,000	25,188,000	22,541,000	22,186,000
Total revenues	101,819,000	89,344,000	312,394,000	259,214,000	355,156,000	312,112,000	297,204,000
Cost of Sales
Cost of medical equipment outsourcing	28,736,000	23,814,000	77,273,000	72,785,000	97,703,000	86,210,000	83,553,000
Cost of technical and professional services	14,455,000	10,540,000	47,109,000	26,650,000	40,518,000	31,690,000	30,539,000
Cost of medical equipment sales and remarketing	6,014,000	5,215,000	18,112,000	14,115,000	19,734,000	16,342,000	18,177,000
Medical equipment depreciation	18,104,000	17,006,000	52,329,000	51,678,000	68,032,000	69,496,000	64,267,000
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	67,309,000	56,575,000	194,823,000	165,228,000	225,987,000	203,738,000	196,536,000
Gross margin	34,510,000	32,769,000	117,571,000	93,986,000	129,169,000	108,374,000	100,668,000
Provision (benefit) for income taxes	90,000	(145,000)	(2,883,000)	(6,410,000)	(8,343,000)	1,692,000	(11,489,000)
Consolidated net loss	(21,392,000)	(5,586,000)	(22,022,000)	(14,044,000)	(21,939,000)	(29,111,000)	(18,573,000)
Net loss attributable to Universal Hospital Services, Inc.	(21,594,000)	(5,745,000)	(22,590,000)	(14,341,000)	(22,390,000)	(29,111,000)	(18,573,000)
Cash flows from operating activities:
Consolidated net loss	(21,392,000)	(5,586,000)	(22,022,000)	(14,044,000)	(21,939,000)	(29,111,000)	(18,573,000)
Deferred income taxes			(3,557,000)	(6,717,000)	(8,728,000)	1,401,000	(11,767,000)
Net cash provided by operating activities			51,613,000	56,067,000	57,691,000	76,156,000	55,988,000
Previously Reported
Revenue
Medical equipment outsourcing		74,787,000		214,873,000	291,753,000	250,455,000
Technical and professional services		13,852,000		36,083,000	54,058,000	44,426,000
Medical equipment sales and remarketing		6,490,000		17,972,000	25,188,000	22,541,000
Total revenues		95,129,000		268,928,000	370,999,000	317,422,000
Cost of Sales
Cost of medical equipment outsourcing		29,599,000		82,499,000	113,546,000	91,520,000
Cost of technical and professional services		10,540,000		26,650,000	40,518,000	31,690,000
Cost of medical equipment sales and remarketing		5,215,000		14,115,000	19,734,000	16,342,000
Medical equipment depreciation		17,006,000		51,678,000	68,032,000	69,496,000
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing		62,360,000		174,942,000	241,830,000	209,048,000
Gross margin		32,769,000		93,986,000	129,169,000	108,374,000
Provision (benefit) for income taxes		(145,000)		(7,451,000)	(9,682,000)
Consolidated net loss		(5,586,000)		(13,003,000)	(20,600,000)
Net loss attributable to Universal Hospital Services, Inc.		(5,745,000)		(13,300,000)	(21,051,000)
Cash flows from operating activities:
Consolidated net loss		(5,586,000)		(13,003,000)	(20,600,000)
Deferred income taxes				(7,758,000)	(10,067,000)
Net cash provided by operating activities				56,067,000	57,691,000
Adjustments
Revenue
Medical equipment outsourcing		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Total revenues		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Cost of Sales
Cost of medical equipment outsourcing		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Provision (benefit) for income taxes				1,041,000	(1,339,000)
Consolidated net loss				(1,041,000)	(1,339,000)
Net loss attributable to Universal Hospital Services, Inc.				(1,041,000)	(1,339,000)
Cash flows from operating activities:
Consolidated net loss				(1,041,000)	(1,339,000)
Deferred income taxes				$ 1,041,000	$ 1,339,000